UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22874

THL CREDIT SENIOR LOAN FUND
(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Stephanie Trell
100 Wall Street, 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:
Stephen H. Bier
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code:	(212) 701-4500

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments (unaudited)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) – 133.2% (92.2% of Total Investments)

Aerospace & Defense – 3.3%
Advanced Integration Technology LP, Initial Term Loan - First Lien, 6.500%, 07/22/21(b)	$1,500,000	$1,505,625
AM General LLC., Term B Facility - First Lien, 10.250%, 03/22/18(b)	2,042,308	2,016,779
Pelican Products, Inc., Term Loan - Second Lien, 9.250%, 04/09/21(b)	1,000,000	905,000
Total Aerospace & Defense		4,427,404
Automotive – 3.7%
BBB Industries LLC, Term Loan - Second Lien, 9.750%, 11/03/22	250,000	231,875
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17(b)	2,334,908	2,318,855
Tectum Holdings Inc (Truck Hero), Initial Term Loans - First Lien, 5.750%, 08/24/23(b)	2,500,000	2,506,250
Total Automotive		5,056,980
Banking, Finance, Insurance & Real Estate – 3.5%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	474,489	467,372
Confie Seguros Holding II Co., Term Loan - Second Lien, 10.250%, 05/09/19(b)	500,000	505,000
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, 05/28/21	1,875,204	1,862,696
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, 05/30/22(b)	250,000	238,750
RJO Holdings Corp., Term Loan - First Lien, 7.280%, 12/10/16(b)	1,139,611	948,726
SG Acquisition Inc. (Safe Gard), Initial Term Loan - First Lien, 6.250%, 08/19/21(b)	770,476	747,362
Total Banking, Finance, Insurance & Real Estate		4,769,906
Beverage, Food & Tobacco – 2.9%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 6.000%, 05/10/19(b)	2,431,151	2,412,918
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 6.750%, 04/03/20(b)	900,000	765,000
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.000%, 10/03/21(b)	1,000,000	805,000
Total Beverage, Food & Tobacco		3,982,918
Capital Goods – 0.6%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.000%, 11/23/20	972,500	825,813
Chemicals, Plastics & Rubber – 1.1%
Royal Oak Enterprises LLC, Term B Loan - First Lien, 5.750%, 06/16/23(b)	1,500,000	1,513,125
Construction & Engineering – 1.8%
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20(b)	2,500,000	2,493,750
Consumer Products: Durables – 1.1%
Paladin Brands Holding, Inc., Initial Loan - First Lien, 7.250%, 08/16/19(b)	1,693,030	1,536,424

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Consumer Products: Non Durables – 3.5%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 01/31/20	$2,932,327	$2,501,657
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 5.000%, 12/11/21	1,965,000	1,977,694
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 5.750%, 11/27/19(b)	257,143	245,571
Total Consumer Products: Non Durables		4,724,922
Energy, Oil & Gas – 3.4%
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 6.250%, 08/17/23	1,500,000	1,462,973
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	2,914,874	1,843,658
Stonewall Gas Gathering LLC, Term Loan - First Lien, 8.750%, 01/28/22(b)	571,530	584,389
TerraForm AP Acquisition Holdings LLC, Loans - First Lien, 7.000%, 06/27/22(b)	768,740	764,897
Total Energy, Oil & Gas		4,655,917
Healthcare & Pharmaceuticals – 6.4%
Alvogen Pharma US Inc., Term Loan - First Lien, 6.000%, 04/01/22	3,213,361	3,223,419
Arbor Pharmaceuticals, LLC, Initial Term Loan - First Lien, 6.000%, 07/05/23(b)	2,500,000	2,512,500
BioScrip, Inc., Initial Term B Loan - First Lien, 6.500%, 07/31/20(b)	1,832,438	1,800,371
BioScrip, Inc., Term Loan - First Lien, 6.500%, 07/31/20(b)	1,099,463	1,080,222
Total Healthcare & Pharmaceuticals		8,616,512
Hotel, Gaming & Leisure – 4.3%
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	812,876	814,909
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,077,533	1,080,227
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 7.000%, 10/12/20	1,964,847	1,964,238
Parq Holdings LP, Term Loan - First Lien, 8.500%, 12/17/20(b)	2,000,000	1,920,000
Total Hotel, Gaming & Leisure		5,779,374
Manufacturing – 8.8%
Blount International, Inc., Initial Term Loan - First Lien, 7.250%, 04/05/23(b)	1,700,000	1,725,500
Cortes NP Acquisition Corp. (Vertiv), Term Loan B - First Lien, 5.000%, 09/29/23(b)(d)	1,000,000	980,000
CPM Holdings, Inc., Initial Term Loan - First Lien, 6.000%, 04/11/22	2,073,750	2,087,582
Duke Finance LLC (OM Group Inc/ Vectra), Term Loan - First Lien, 7.000%, 10/06/22	1,492,481	1,493,884
Meter Readings Holding, LLC (Aclara Technologies LLC), Initial Term Loan - First Lien, 6.750%, 08/29/23(b)	2,000,000	2,000,000
MTS Systems Corp., Tranche B Term Loan - First Lien, 5.000%, 07/05/23(b)	1,500,000	1,514,070
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, 07/27/20	2,940,000	2,131,500

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Manufacturing – 8.8% (continued)
Total Manufacturing		$11,932,536
Media: Advertising, Printing & Publishing – 5.5%
Cengage Learning Acquisitions, Inc., Term B Loan - First Lien, 5.250%, 03/31/20	$2,312,272	2,314,342
Getty Images, Inc., Initial Term Loan - First Lien, 4.750%, 10/18/19	1,959,288	1,644,175
Harland Clarke Hldgs., Tranche B-3 Term Loans - First Lien, 7.000%, 05/22/18	1,992,604	1,973,923
Harland Clarke Hldgs., Tranche B-5 Term Loans - First Lien, 7.000%, 12/31/19	1,625,000	1,596,969
Total Media: Advertising, Printing & Publishing		7,529,409
Media: Broadcasting & Subscription – 1.3%
CSC Holdings, Inc., (Cablevision / Altice Financing / Neptune Finco), Initial Term Loans - First Lien, 5.000%, 10/10/22	498,750	500,880
Tribune Media Co., Term B Loan - First Lien, 3.750%, 12/27/20	1,245,373	1,257,241
Total Media: Broadcasting & Subscription		1,758,121
Media: Diversified and Services – 6.0%
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 05/03/21	1,955,000	1,966,486
Learfield Communications, Inc., 2014 Replacement Term Loan - First Lien, 4.500%, 10/09/20	979,500	981,743
Match Group, Inc., Term B-1 Loans - First Lien, 5.500%, 10/27/22	594,141	598,412
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/01/19	4,875,000	4,641,146
Total Media: Diversified and Services		8,187,787
Metals & Mining – 0.4%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.500%, 10/16/20(b)	478,597	471,418
Packaging – 1.4%
BWAY Holding Co. (ICL Industrial Containers ULC/ICL), Initial Term Loan - First Lien, 5.500%, 08/14/20	1,884,615	1,898,042
Restaurants – 1.9%
Restaurant Brands International, Inc., (Burger King), Term B - First Lien, 3.750%, 12/10/21	749,423	755,744
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/19/21(b)	1,851,345	1,842,089
Total Restaurants		2,597,833
Retail – 8.0%
Albertson's LLC, 2016-1 Term Loan B-4 - First Lien, 5.500%, 08/25/21	1,698,647	1,713,799
Albertson's LLC, 2016-1 Term Loan B-5 - First Lien, 4.750%, 12/01/22	1,492,509	1,509,308
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/24/19(b)	910,833	582,933
CWGS Group LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20	2,409,725	2,416,881
FullBeauty Brands LP / OSP Group, Inc. (a/k/a OneStopPlus Group & Redcats USA), Initial Term Loans - First Lien, 5.750%, 10/14/22	995,000	946,912
J. Crew Group, Inc., Initial Loans - First Lien, 4.000%, 03/05/21	493,687	393,222

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Retail – 8.0% (continued)
Jill Acquisition LLC, Term Loan - First Lien, 6.000%, 05/08/22	$1,039,503	$1,026,509
PET Acquisition Merger Sub LLC (Petco), Tranche B-1 Term Loan - First Lien, 5.750%, 01/26/23	1,268,375	1,283,348
PetSmart, Inc., Tranche B-1 Loan - First Lien, 4.250%, 03/11/22	987,500	990,630
Total Retail		10,863,542
Services: Business – 16.9%
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 11/26/19(b)	975,000	965,250
Checkout Holding Corp., Term Loan B - First Lien, 4.500%, 04/09/21	2,932,500	2,674,073
CT Technologies Intermediate Holdings, Inc. (HealthPort), Initial Term Loan - First Lien, 5.250%, 12/01/21	1,965,125	1,945,474
Cvent Inc, Term Loan B - First Lien, 6.250%, 06/03/23(b)(d)	2,500,000	2,521,875
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.500%, 02/28/20(b)	1,897,419	1,876,073
Goldcup Merger Sub, Inc (eResearch Technology, Explorer Holdings), Initial Term Loan - First Lien, 6.000%, 05/02/23	1,496,250	1,510,749
Novitex Acquisition LLC (Pitney Bowes), Tranche B-2 Term Loan - First Lien, 7.500%, 07/07/20	1,922,500	1,807,150
RentPath, Inc., Term Loan - First Lien, 6.250%, 12/17/21	1,965,000	1,861,837
RentPath, Inc., Term Loan - Second Lien, 10.000%, 12/19/22(b)	1,000,000	885,000
Solera Holdings, Inc., Dollar Term Loan - First Lien, 5.750%, 02/28/23	938,143	949,185
SourceHOV LLC, Term B Loan - First Lien, 7.750%, 10/31/19	1,396,875	1,177,740
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, 05/12/21(b)	1,956,139	1,961,030
TCH-2 Holdings LLC (TravelClick), Initial Term Loan - Second Lien, 8.750%, 11/12/21(b)	1,750,000	1,732,500
Trader Corp., Term Loan - First Lien, 5.000%, 07/27/23(d)	1,000,000	1,006,880
Total Services: Business		22,874,816
Services: Consumer – 8.9%
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 5.500%, 07/01/20	964,022	965,223
Jackson Hewitt Tax Service, Inc., Initial Term Loan - First Lien, 8.000%, 07/30/20	980,000	957,950
New Millennium Holdco, Inc. and Millennium Health, LLC, Closing Date Term Loan - First Lien, 7.500%, 12/21/20	1,009,441	502,197
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 6.500%, 07/01/19	2,742,872	2,748,015
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.250%, 07/01/20	1,500,000	1,492,500
Redbox Automated Retail LLC, Term B Loans - First Lien, 8.500%, 09/21/21(d)	2,000,000	1,960,000
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4.500%, 04/09/21	1,950,000	1,946,753
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.000%, 04/11/22	1,000,000	985,830
TruGreen LP, Term Loan B - First Lien, 6.500%, 04/13/23	498,750	504,049
Total Services: Consumer		12,062,517

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000%, 11/26/21	$500,000	$337,500
Technology: Hardware – 1.9%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/03/19	959,190	957,190
Zebra Technologies Corp, New Term Loan - First Lien, 4.000%, 09/30/21	1,636,364	1,658,766
Total Technology: Hardware		2,615,956
Technology: Semiconductor – 0.8%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.500%, 05/07/21	1,121,881	1,134,508
Technology: Services – 11.0%
Ability Networks, Inc., Initial Term Loan - Second Lien, 9.250%, 05/16/22	1,000,000	986,250
Ancestry.com, Inc., Initial Term Loan - First Lien, 5.000%, 08/29/22	1,742,400	1,749,483
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien, 9.250%, 12/20/20	984,810	946,038
Cast & Crew Payroll, LLC, Term Loan - First Lien, 5.000%, 08/12/22	498,741	496,661
ConvergeOne Holdings Corporation, Initial Term Loan - First Lien, 6.000%, 06/17/20(b)	1,466,250	1,460,752
First Data Corporation., 2022 Dollar Term Loan - First Lien, 4.275%, 09/24/18	1,500,000	1,510,418
MH Sub I LLC & Micro (Internet Brands), Term Loan - First Lien, 5.000%, 07/08/21	1,956,879	1,965,851
PGX Holdings, Inc. (Progrexion), Initial Term Loan - First Lien, 5.750%, 09/29/20	1,822,857	1,824,379
Scientific Games International, Inc., Term Loan B-2 - First Lien, 6.000%, 10/01/21	3,930,000	3,942,556
Total Technology: Services		14,882,388
Technology: Software – 12.0%
Compuware Corp., Tranche B2 Term Loan - First Lien, 6.250%, 12/15/21	1,473,750	1,470,987
Deltek, Inc. Term Loan - Second Lien, 9.500%, 06/26/23(b)	1,000,000	1,013,750
GTCR Valor Companies, Inc. (Cision Vocus) (Project Volcano), Term Loan B - First Lien, 7.000%, 05/17/23	1,995,000	1,908,347
Hyland Software, Inc. Initial Loans - Second Lien, 8.500%, 05/27/23	1,000,000	1,008,750
Lanyon Solutions, Inc., Term Loan - First Lien, 5.500%, 11/13/20	2,439,823	2,430,673
Riverbed Technology, Inc., Term B Loan - First Lien, 5.000%, 04/24/22	975,447	986,089
RP Crown Parent LLC (Red Prairie), Term Loan B - First Lien, 6.000%, 12/21/18	1,455,085	1,456,562
RP Crown Parent LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	2,016,880
SolarWinds Inc, Term B Loan - First Lien, 5.500%, 02/05/23	3,930,321	3,973,554
Total Technology: Software		16,265,592
Telecommunications – 6.8%
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-1 Term Loan - First Lien, 5.000%, 05/24/19	675,181	678,418

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
SENIOR LOANS(a) (continued)

Telecommunications – 6.8% (continued)
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-4 Term Loan - First Lien, 5.000%, 08/04/22	$1,952,500	$1,965,191
Avaya, Inc., Refinancing Term B-7 - First Lien, 6.250%, 05/29/20	1,970,384	1,463,010
Avaya, Inc., Replacement Term Loan B-6 - First Lien, 6.500%, 03/31/18	1,306,662	1,000,139
Birch Communications, Inc., Term Loan - First Lien, 7.750%, 07/17/20(b)	1,854,648	1,465,172
Communications Sales & Leasing, Inc. (CSL Capital, LLC / Windstream), Term Loan - First Lien, 5.000%, 10/24/22	1,705,011	1,716,093
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	976,929	980,676
Total Telecommunications		9,268,699
Transportation: Services – 3.0%
Commercial Barge Line Co. (American Commercial Lines), Initial Term Loan - First Lien, 9.750%, 11/12/20	1,302,539	1,271,604
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 9.500%, 08/18/23	500,000	387,033
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	2,368,812	2,355,487
Total Transportation: Services		4,014,124
Waste Management – 1.3%
Energy Solutions LLC (Envirocare of Utah), Term Advance - First Lien, 6.750%, 05/29/20(b)	1,788,750	1,786,514
Wholesale – 1.4%
4L Technologies, Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, 05/08/20(b)	906,282	847,374
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, 11/19/19	1,163,718	1,056,074
Total Wholesale		1,903,448
Total Senior Loans (Cost $185,807,800)		180,767,795
CORPORATE BONDS – 6.4% (4.4% of Total Investments)

Aerospace & Defense – 0.7%
Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20‡	1,000,000	996,300
Chemicals, Plastics & Rubber – 1.1%
Aruba Investments, Inc., 8.750%, 02/15/23‡	1,500,000	1,545,000
Media: Advertising, Printing & Publishing – 0.5%
Getty Images, Inc., 7.000%, 10/15/20‡	1,000,000	625,000
Media: Broadcasting & Subscription – 1.5%
Radio One, Inc., 7.375%, 04/15/22‡	2,000,000	2,023,750
Media: Diversified and Services – 0.5%
Match Group, Inc., 6.375%, 06/01/24‡	573,000	625,784
Services: Business – 1.1%
Iron Mountain US Holdings, Inc., 5.375%, 06/01/26‡	383,000	383,096

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
CORPORATE BONDS (continued)

Services: Business – 1.1% (continued)
Iron Mountain, Inc., 4.375%, 06/01/21‡	$383,000	$397,083
Solera LLC / Solera Finance, Inc., 10.500%, 03/01/24‡	680,000	759,900
Total Services: Business		1,540,079
Services: Rental – 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 04/01/24‡	92,000	94,591
Technology: Hardware – 0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24‡	189,000	208,018
Wholesale – 0.7%
WESCO Distribution, Inc., 5.375%, 06/15/24‡	1,000,000	1,003,440
Total Corporate Bonds (Cost $8,571,072)		8,661,962

	Shares
COMMON STOCK – 0.0%† (0.0% of Total Investments)
Services: Consumer – 0.0%†
New Millennium Holdco, Inc. (Cost $215,986)	29,712	21,913
MONEY MARKET FUND – 4.8% (3.4% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.22%(c) (Cost $6,568,154)	6,568,154	6,568,154
Total Investments in Securities - 144.4% (Cost $201,163,012)		196,019,824
Line of Credit Payable (Cost $57,000,000) – (42.0)%		(57,000,000)
Liabilities in Excess of Other Assets – (2.4)%		(3,276,763)
Net Assets – 100.0%		$135,743,061

†	Less than 0.05%
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $8,661,962 which represents approximately 6.4% of net assets as of September 30, 2016. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	All or a portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2016

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	4.0%
Automotive	3.7
Banking, Finance, Insurance & Real Estate	3.5
Beverage, Food & Tobacco	2.9
Capital Goods	0.6
Chemicals, Plastics & Rubber	2.2
Construction & Engineering	1.8
Consumer Products: Durables	1.1
Consumer Products: Non Durables	3.5
Energy, Oil & Gas	3.4
Healthcare & Pharmaceuticals	6.4
Hotel, Gaming & Leisure	4.3
Manufacturing	8.8
Media: Advertising, Printing & Publishing	6.0
Media: Broadcasting & Subscription	2.8
Media: Diversified and Services	6.5
Metals & Mining	0.4
Packaging	1.4
Restaurants	1.9
Retail	8.0
Services: Business	18.0
Services: Consumer	8.9
Services: Rental	0.4
Technology: Hardware	2.1
Technology: Semiconductor	0.8
Technology: Services	11.0
Technology: Software	12.0
Telecommunications	6.8
Transportation: Services	3.0
Waste Management	1.3
Wholesale	2.1
Money Market Fund	4.8
Total Investments	144.4
Line of Credit Payable	(42.0)
Liabilities in Excess of Other Assets	(2.4)%
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	September 30, 2016

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal market conditions, the Fund will invest 100% of its Managed Assets in the securities of issuers located in North America and does not currently intend to invest a material amount of its Managed Assets outside the United States. For the purposes of complying with these requirements, an issuer will be located in North America if its legal domicile is in North America or if the legal domicile of any co-issuer that is controlling, controlled by or under common control with the issuer is in North America where the co-issuer is (i) 100% responsible for the payment of principal and interest on the loan or security and (ii) the Fund has direct recourse against the co-issuer in the United States courts in the event that 100% of the payment of principal and interest on the securities is not made. Investments in issuers deemed to be located in the United States for these purposes will be deemed to be investments in the United States. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. The Committee may from time to time utilize a valuation method other than amortized cost when appropriate, for example, when credit worthiness of the issuer is impaired or for other reasons.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans*
Aerospace & Defense	$–	$–	$4,427,404	$4,427,404
Automotive	–	231,875	4,825,105	5,056,980
Banking, Finance, Insurance & Real Estate	–	2,330,068	2,439,838	4,769,906
Beverage, Food & Tobacco	–	–	3,982,918	3,982,918
Capital Goods	–	825,813	–	825,813
Chemicals, Plastics & Rubber	–	–	1,513,125	1,513,125
Construction & Engineering	–	–	2,493,750	2,493,750
Consumer Products: Durables	–	–	1,536,424	1,536,424
Consumer Products: Non Durables	–	4,479,351	245,571	4,724,922
Energy, Oil & Gas	–	3,306,631	1,349,286	4,655,917
Healthcare & Pharmaceuticals	–	3,223,419	5,393,093	8,616,512
Hotel, Gaming & Leisure	–	1,964,238	3,815,136	5,779,374
Manufacturing	–	5,712,966	6,219,570	11,932,536
Media: Advertising, Printing & Publishing	–	7,529,409	–	7,529,409
Media: Broadcasting & Subscription	–	1,758,121	–	1,758,121
Media: Diversified and Services	–	8,187,787	–	8,187,787
Metals & Mining	–	–	471,418	471,418
Packaging	–	1,898,042	–	1,898,042
Restaurants	–	755,744	1,842,089	2,597,833
Retail	–	10,280,609	582,933	10,863,542
Services: Business	–	12,933,088	9,941,728	22,874,816
Services: Consumer	–	12,062,517	–	12,062,517
Services: Rental	–	337,500	–	337,500
Technology: Hardware	–	2,615,956	–	2,615,956
Technology: Semiconductor	–	1,134,508	–	1,134,508
Technology: Services	–	13,421,636	1,460,752	14,882,388
Technology: Software	–	15,251,842	1,013,750	16,265,592
Telecommunications	–	7,803,527	1,465,172	9,268,699
Transportation: Services	–	1,658,637	2,355,487	4,014,124
Waste Management	–	–	1,786,514	1,786,514
Wholesale	–	1,056,074	847,374	1,903,448
Corporate Bonds*	–	8,661,962	–	8,661,962
Common Stock*	–	21,913	–	21,913
Money Market Fund	–	6,568,154	–	6,568,154
Total Investments	$–	$136,011,387	$60,008,437	$196,019,824

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Corporate Bonds	Common Stock	Total
Balance as of December 31, 2015	$49,155,414	$1,441,875	$148,560	$50,745,849
Realized gain	111,843	-	-	111,843
Change in unrealized appreciation	1,891,793	(9,375)	313,833	2,196,251
Amortization (accretion)	92,792	-	-	92,792
Purchases	24,563,677	-	-	24,563,677
Sales and principal paydowns	(13,754,021)	-	-	(13,754,021)
Transfers into Level 3	5,807,366	-	-	5,807,366
Transfers out of Level 3	(7,860,427)	(1,432,500)	(462,393)	(9,755,320)
Balance as of September 30, 2016	60,008,437	-	-	60,008,437
Net change in unrealized appreciation attributable to level 3 investments held at September 30, 2016	$2,064,402	$-	$-	$2,064,402

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of September 30, 2016:

	Fair Value	Valuation Technique	Unobservable Input

Senior Loans	$60,008,437	Third-party vendor service	Vendor quotes

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2016 based on cost of $201,163,012 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,059,381 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,202,568 resulting in net unrealized depreciation of $5,143,187.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

4. DELAYED DRAW AND PARTIALLY UNFUNDED LOAN COMMITMENTS

As of September 30, 2016, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation
Tectum Holdings Inc. (Truck Hero), Initial Term Loan - First Lien, 08/24/23	$547,619	$542,143	$548,988	$6,845

The Fund had no delayed draw loan commitments outstanding as of September 30, 2016.

Delayed draw and partially unfunded commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11-29-2016

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11-29-2016

* Print the name and title of each signing officer under his or her signature.